Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment
Impairment loss	$ 0
Impairment	0	$ 0
ROU asset recognized as part of a sale and leaseback arrangement		15,733
Right-Of-Use Plant And Equipment
Property, plant and equipment
Depreciation on property, plant and equipment	4,330	1,876
Right-Of-Use Buildings
Property, plant and equipment
Depreciation on property, plant and equipment	$ 123	$ 201